Offerings - Offering: 1	Aug. 18, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 105,094,400.94
Fee Rate	0.01531%
Amount of Registration Fee	$ 16,089.95
Offering Note	The transaction valuation is estimated for purposes of calculating the amount of the filing fee only. The transaction valuation was estimated by multiplying (A) the sum of (1) 50,141,064 shares of common stock of HilleVax, Inc. ("HilleVax"), issued and outstanding; and (2) 629,178 Shares subject to outstanding restricted stock units; and (B) $2.07, the average of the high and low sales prices per Share on August 13, 2025, as reported by the Nasdaq Stock Market LLC. All Share amounts are based on information provided by HilleVax as of August 14, 2025. The amount of the filing fee was calculated in accordance with Rule 0-11 of the Securities Exchange Act of 1934, as amended, and Fee Rate Advisory #1 for fiscal year 2025 beginning on October 1, 2024, issued on August 20, 2024, by multiplying the transaction valuation by 0.00015310.